Dividends Dividends (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended
	Feb. 10, 2017	Feb. 12, 2016	Feb. 13, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Dividends payable				$ 395.4	$ 519.2	$ 404.1
Payments of Ordinary Dividends, Common Stock		$ 519.0	$ 403.6
Annual variable dividend
Common Stock, Dividends, Per Share, Cash Paid		$ 0.8882	$ 0.6862
Subsequent Event [Member] | Annual variable dividend
Common Stock, Dividends, Per Share, Cash Paid	$ 0.6808